Annual Total Returns[BarChart] - NVIT Bond Index Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.56%	4.03%	(2.38%)	5.88%	0.35%	2.40%	3.33%	(0.31%)	8.62%	7.33%